Capital, Share Premium, Reserves - Capital and share premium (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Capital, Share Premium, Reserves
Number of shares outstanding, beginning balance	25,547,359
Equity attributable to owners of parents, beginning balance		€ 148,622
Number of shares outstanding, ending balance		25,846,279	25,547,359
Equity attributable to owners of parents, ending balance	€ 148,622	€ 133,070
Common shares
Capital, Share Premium, Reserves
Number of shares outstanding, beginning balance	25,547,359	25,772,359	22,097,609
February 22, 2021 - Exercise warrants			10,000
June 23, 2021 - Exercise warrants			60,000
July 7, 2021 - IPO			2,835,000
July 9, 2021 - IPO			425,250
July 9, 2021 - Exercise warrants			10,000
September 10, 2021 - Exercise warrants			82,500
September 30, 2021 - Exercise warrants			27,000
October 11, 2021 - Exercise warrants	110,000
November 4, 2021 - Exercise warrants	90,000
November 25, 2021 - Exercise warrants	25,000
February 10, 2022 - Exercise warrants		25,000
June 8, 2022 - Capital increase in cash		38,920
September 30, 2022, Exercise warrants		10,000
Number of shares outstanding, ending balance	25,772,359	25,846,279	25,547,359
Par value
Capital, Share Premium, Reserves
Par value per share, beginning balance	€ 0.17	€ 0.17	€ 0.17
February 22, 2021 - Exercise warrants - Par value			0.17
June 23, 2021 - Exercise warrants - Par value			0.17
July 7, 2021 - IPO - Par value			0.17
July 9, 2021 - IPO - Par value			0.17
July 9, 2021 - Exercise warrants - Par value			0.17
September 10, 2021 - Exercise warrants - Par value			0.17
September 30, 2021 - Exercise warrants - Par value			0.17
October 11, 2021 - Exercise warrants - Par value	0.17
November 4, 2021 - Exercise warrants - Par value	0.17
November 25, 2021 - Exercise warrants - Par value	0.17
February 10, 2022 - Exercise warrants - Par value		0.17
June 8, 2022 - Capital increase in cash - Par value		0.17
September 30, 2022, Exercise warrants - Par value		0.17
Par value per share, ending balance	€ 0.17	€ 0.17	€ 0.17
Share capital
Capital, Share Premium, Reserves
Equity attributable to owners of parents, beginning balance	€ 4,389	€ 4,427	€ 3,796
February 22, 2021 - Exercise warrants - value			2
June 23, 2021 - Exercise warrants - value			10
July 7, 2021 - IPO - value			487
July 9, 2021 - IPO - value			73
July 9, 2021 - Exercise warrants - value			2
September 10, 2021, Exercise Warrants, Value			14
September 30, 2021 - Exercise warrants - value			5
October 11, 2021 - Exercise warrants - value	19
November 4, 2021 - Exercise warrants - value	15
November 25, 2021 - Exercise warrants - value	4
February 10, 2022 - Exercise warrants - value		4
June 8, 2022 - Capital increase in cash - value		7
September 30, 2022, Exercise warrants - value		2
Equity attributable to owners of parents, ending balance	4,427	4,440	4,389
Share premium
Capital, Share Premium, Reserves
Equity attributable to owners of parents, beginning balance	240,733	242,198	157,514
February 22, 2021 - Exercise warrants - value			50
June 23, 2021 - Exercise warrants - value			300
July 7, 2021 - IPO - value			71,355
July 9, 2021 - IPO - value			10,703
July 9, 2021 - Exercise warrants - value			118
September 10, 2021, Exercise Warrants, Value			558
September 30, 2021 - Exercise warrants - value			135
October 11, 2021 - Exercise warrants - value	755
November 4, 2021 - Exercise warrants - value	585
November 25, 2021 - Exercise warrants - value	125
February 10, 2022 - Exercise warrants - value		125
September 30, 2022, Exercise warrants - value		117
Equity attributable to owners of parents, ending balance	€ 242,198	€ 242,440	€ 240,733